Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail) (Parenthetical) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Payable For Medical Expenses	¥ 71,609	¥ 0
Advance From Customers	¥ 0